Transactions between related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associates
Disclosure of transactions between related parties [Line Items]
Electricity sales	₩ 220,801	₩ 200,574	₩ 144,751
Service sales	53,838	33,727	31,936
Design service	19,321	14,295	15,197
Dividend paid	0	0	0
Commission	0	0	0
Technical fee	0	0	0
Construction revenue	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
Electricity purchase	2,584,539	2,752,321	2,873,781
Purchase of power generation fuel	3,270,972	4,049,486	5,191,243
REC purchase	14,317	26,843	22,482
Service purchase	1,151	2,060	1,006
Rental fee and others	0	0	0
Electricity metering service fee	212,366	245,057	261,668
Trading fees	87,361	120,509	137,489
Woodchip purchase	0	0	440
Electricity sales and others	66,755	98,450	60,318
Electricity purchase and Others	0	0	31
Outstanding balances for related party transactions [Abstract]
Trade receivables	19,718	13,446	13,005
Trade payables	689,395	806,024	862,594
Non-trade receivables and others	33,410	14,659	8,482
Non-trade payables and others	140,964	77,246	78,129
Accrued interest income	0	0	0
Derivative assets	0	0	0
Derivative liabilities	0	0	0
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	7,757	7,071	6,093
Electricity purchase	552,692	689,510	828,547
Outstanding balances for related party transactions [Abstract]
Trade receivables	388	323
Trade payables	65,794	85,920
Non-trade receivables and others	213	267
Non-trade payables and others	0	12
Korea Gas Corporation
Disclosure of transactions between related parties [Line Items]
Electricity sales	97,685	116,484	99,933
Purchase of power generation fuel	3,270,972	4,049,486	5,191,243
Outstanding balances for related party transactions [Abstract]
Trade receivables	9,969	9,267
Trade payables	428,763	462,138
Non-trade receivables and others	95	38
Non-trade payables and others	617	560
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	32	1	1
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	31	0
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	325	327	128
REC purchase	3,313	3,626	3,745
Outstanding balances for related party transactions [Abstract]
Trade payables	57	69
Haeng Bok Do Si Photovoltaic Power Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Electricity sales	2	2	2
REC purchase	370	450	455
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	10,833	11,085	10,422
Electricity metering service fee	212,366	245,057	261,668
Outstanding balances for related party transactions [Abstract]
Trade receivables	508	243
Trade payables	133	3,756
Non-trade receivables and others	16	43
Non-trade payables and others	3,779	3,827
Goseong Green Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	47,701	19,245	10,024
Electricity purchase	0	32	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	2,181	103
Non-trade receivables and others	9,214	5,285
Non-trade payables and others	64,986	65,626
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	10,178	7,446	4,928
Service purchase	0	0	19
Outstanding balances for related party transactions [Abstract]
Trade receivables	661	115
Non-trade receivables and others	146	65
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	20,791	21,218	8,468
Electricity purchase	520,737	119,162	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	1,348	1,013
Trade payables	47,948	64,696
Non-trade receivables and others	2,823	2,281
Non-trade payables and others	85	61
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	30	30	30
REC purchase	10,634	22,767	18,282
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	3
Non-trade receivables and others	969	0
Non-trade payables and others	0	1,855
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	700	627	605
Electricity purchase	10,713	9,425	3,819
Outstanding balances for related party transactions [Abstract]
Trade receivables	47	59
YTN Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,805	2,257	2,043
Electricity purchase	353
Service purchase	353	333	322
Outstanding balances for related party transactions [Abstract]
Trade receivables	97	97
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	34	18	19
Electricity purchase	18,678	13,811	25,123
Outstanding balances for related party transactions [Abstract]
Trade receivables	5	1
Non-trade receivables and others	13,946	0
Non-trade payables and others	0	606
Gunsan Bio Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	102	4,755	3,611
Electricity purchase	24	3,022	0
Korea Electric Vehicle Charging Service
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,956	1,029	578
Service purchase	581	536	605
Outstanding balances for related party transactions [Abstract]
Trade receivables	141	137
Non-trade receivables and others	281	529
Tamra Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	0	58
Electricity purchase	0	0	8,371
Daegu clean Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	0	126
Yaksu ESS Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	217	1,191	0
Outstanding balances for related party transactions [Abstract]
Trade payables	739	525
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,109	2,433	2,402
Electricity purchase	23,350	24,116	25,407
Outstanding balances for related party transactions [Abstract]
Trade receivables	6	7
Trade payables	2,678	2,979
Gwangyang Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	23	122	874
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	1,356	1,334
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	85
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Design service	17,257	13,106	14,031
Electricity purchase	349,778	507,662	480,815
Outstanding balances for related party transactions [Abstract]
Trade receivables	554	502
Trade payables	9,825	41,587
Korea Power Exchange
Disclosure of transactions between related parties [Line Items]
Service sales	25,919	7,670	6,854
Trading fees	87,361	120,509	137,489
Outstanding balances for related party transactions [Abstract]
Trade receivables	1,608	1,142
Trade payables	1,362
Non-trade receivables and others	24	144
Non-trade payables and others	70,456	4,160
Ecollite Co., Ltd.
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	0	210
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	226	991	614
Electricity purchase	4,003	7,070	8,582
Outstanding balances for related party transactions [Abstract]
Trade payables	443	358
Non-trade receivables and others	1,405
Non-trade payables and others	0	243
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	37	77	0
Electricity purchase	5,023	349	0
Outstanding balances for related party transactions [Abstract]
Trade payables	413	190
Non-trade receivables and others	0	2
Non-trade payables and others	509	0
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Design service	2,064	1,189	1,166
Electricity purchase	3,969	5,188	6,994
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	4
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,947	1,879	1,731
Electricity purchase	99,523	144,862	184,063
Outstanding balances for related party transactions [Abstract]
Trade receivables	189	144
Trade payables	16,079	19,843
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,067	927	758
Electricity purchase	6,084	6,994	7,929
Outstanding balances for related party transactions [Abstract]
Trade payables	461	447
Non-trade payables and others	309	280
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	31,557	15,792	7,238
Electricity purchase	660,351	681,379	780,233
Outstanding balances for related party transactions [Abstract]
Trade receivables	386	175
Trade payables	91,213	69,811
Non-trade receivables and others	321	367
Non-trade payables and others	36	16
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	16	17	17
Electricity purchase	3,564	3,377	3,586
Outstanding balances for related party transactions [Abstract]
Trade receivables	1	1
Trade payables	14
Non-trade payables and others	187	0
S-Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	6,682	6,535	9,118
Electricity purchase	293,515	522,469	507,875
Outstanding balances for related party transactions [Abstract]
Trade receivables	137	89
Trade payables	23,415	53,705
Non-trade receivables and others	46	43
Hadong Mineral Fiber Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	0	0	60
Green Biomass Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Woodchip purchase	0	0	440
PND solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	409	407	12
Electricity purchase	5,234	557	0
Outstanding balances for related party transactions [Abstract]
Trade payables	58	0
Hyundai Ecoenergy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	167	117	0
Electricity purchase	17,777	6,810	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	16	16
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	77	81	0
Electricity purchase	9,151	6,511	2,437
Outstanding balances for related party transactions [Abstract]
Trade receivables	8	5
Korea Energy Solution Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	7	52	0
Electricity purchase	0	15	0
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity purchase	373
Green Energy Electricity Generation Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	14
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	14
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of transactions between related parties [Line Items]
Electricity sales	291
Muan Solar Park Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	57
Outstanding balances for related party transactions [Abstract]
Trade receivables	24
Go deok Clean Energy Co., Ltd
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	1
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,974	5,606	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	2
Non-trade receivables and others	712	2,939
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	30
6 Associates (Overseas)
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	3,248	1,112
9 Associates (Overseas)
Disclosure of transactions between related parties [Line Items]
Electricity sales	0
Electricity sales and others	66,755	98,450	60,318
Electricity purchase and Others	0	0	31
Joint ventures
Disclosure of transactions between related parties [Line Items]
Electricity sales	9,853	8,608	6,740
Service sales	26,623	18,168	16,999
Design service	0	0	0
Dividend paid	0	0	0
Commission	476	504	648
Technical fee	33	4	3,424
Construction revenue	14	354	568
Interest income	0	0	0
Interest expense	0	0	0
Electricity purchase	691,707	726,884	662,290
Purchase of power generation fuel	0	0	0
REC purchase	9,768	10,910	11,414
Service purchase	221,604	144,787	80,088
Rental fee and others	0	0	0
Electricity metering service fee	0	0	0
Trading fees	0	0	0
Woodchip purchase	0	0	0
Electricity sales and others	831,596	1,275,279	206,054
Electricity purchase and Others	14,767	7,232	1,404
Outstanding balances for related party transactions [Abstract]
Trade receivables	60,767	53,615	728
Trade payables	90,509	53,759	68,007
Non-trade receivables and others	44,237	34,180	10,589
Non-trade payables and others	151,544	158,438	18,487
Accrued interest income	0	0	0
Derivative assets	0	0	0
Derivative liabilities	0	0	0
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	217	154	160
Outstanding balances for related party transactions [Abstract]
Trade receivables	56	18
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	13,791	9,922	11,688
Electricity purchase	66	58,747	58
Outstanding balances for related party transactions [Abstract]
Trade receivables	1,592	1,074
Non-trade receivables and others	1,186	0
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of transactions between related parties [Line Items]
Service sales	4,816	3,437	1,718
Electricity purchase	1,120	2,847	3,445
Outstanding balances for related party transactions [Abstract]
Trade receivables	57	128
Trade payables	10	175
Non-trade receivables and others	11,749	12,532
Non-trade payables and others	9,119	9,178
Daegu Green Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,285	1,151	1,022
Electricity purchase	215,224	296,464	287,008
Outstanding balances for related party transactions [Abstract]
Trade receivables	44	113
Trade payables	26,213	28,980
Non-trade receivables and others	55	1
KAPES, Inc.
Disclosure of transactions between related parties [Line Items]
Commission	476	504	648
Service purchase	219,673	142,511	77,758
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	1
Non-trade receivables and others	5,172	0
Non-trade payables and others	20,577	50,738
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	502	657	415
Electricity purchase	4,382	5,306	7,700
Outstanding balances for related party transactions [Abstract]
Trade payables	216	347
Non-trade payables and others	345	1,671
Jeongam Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,213	1,198	724
Electricity purchase	5,982	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	165
Non-trade receivables and others	162
Non-trade payables and others	692	6
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	203	348	840
Service purchase	1,594	1,774	1,765
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	43	74
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	1,932	1,495	1,897
Electricity purchase	33,164	26,370	31,759
Outstanding balances for related party transactions [Abstract]
Trade receivables	62	51
Trade payables	4,898
Non-trade receivables and others	9,460	136
Non-trade payables and others	9,559	4,750
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Construction revenue	14	354	568
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	2,657	2,397	2,471
Electricity purchase	222,069	313,471	320,954
Outstanding balances for related party transactions [Abstract]
Trade receivables	98	260
Trade payables	27,428	23,438
Non-trade receivables and others	165	5,362
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	1,788	1,744	1,540
Electricity purchase	11,232	11,739	11,366
Outstanding balances for related party transactions [Abstract]
Trade receivables	8	6
Trade payables	405	671
Non-trade receivables and others	159	157
Non-trade payables and others	1,747	1,526
Yeonggwang Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	793	705	46
Electricity purchase	24,103	11,940	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	12	10
Trade payables	886
Non-trade receivables and others	54	54
Non-trade payables and others	3,038	2,432
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	33
Electricity purchase	3,848
Outstanding balances for related party transactions [Abstract]
Trade receivables	5
Non-trade payables and others	625
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of transactions between related parties [Line Items]
Service sales	1,388
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	1,639	721	839
Outstanding balances for related party transactions [Abstract]
Trade receivables	4	4
Non-trade receivables and others	0	15
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [Line Items]
Electricity sales	8	15	17
Outstanding balances for related party transactions [Abstract]
Non-trade payables and others	0	9
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	353	452	362
REC purchase	7,296	7,843	7,901
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	2
Trade payables	135	148
Non-trade payables and others	780	733
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service purchase	337	502	565
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of transactions between related parties [Line Items]
REC purchase	2,472	3,067	3,513
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	703	39	0
Electricity purchase	104,854	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	11	6
Trade payables	7,694	0
Non-trade receivables and others	216	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	3
Outstanding balances for related party transactions [Abstract]
Trade payables	2,473
Non-trade receivables and others	5
Non-trade payables and others	5
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	29	6	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	2	1
Saemangeum Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	2,846	2,230	0
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	3,141	2,197
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	0	105	0
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	33	4	3,424
Electricity purchase	3,953	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	3	2
Trade payables	326	0
Bitsolar Energy Co., Ltd.,
Disclosure of transactions between related parties [Line Items]
Electricity sales	42
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity purchase	19
Outstanding balances for related party transactions [Abstract]
Trade payables	1
Haemodum Solar Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	4
Electricity purchase	967
Yeongam Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	165
Electricity purchase	32,208
Outstanding balances for related party transactions [Abstract]
Trade receivables	26
Trade payables	14,652
Solaseado Solar Power Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Electricity sales	66
Electricity purchase	28,516
29 Joint ventures (Overseas)
Disclosure of transactions between related parties [Line Items]
Electricity sales and others	831,596	1,275,279	206,054
Electricity purchase and Others	14,767	7,232	1,404
15 Joint ventures (Overseas)
Outstanding balances for related party transactions [Abstract]
Trade receivables	58,839	51,700
Non-trade receivables and others	17,217	13,652
Non-trade payables and others	105,682	87,395
Other related parties
Disclosure of transactions between related parties [Line Items]
Electricity sales	4,248	3,948	3,524
Service sales	5,819	0	1,230
Design service	0	0	0
Dividend paid	17	20	166,876
Commission	0	0	0
Technical fee	0	0	0
Construction revenue	0	0	0
Interest income	3,461	2,091	4,438
Interest expense	3,872	4,063	5,043
Electricity purchase	0	0	0
Purchase of power generation fuel	0	0	0
REC purchase	0	0	4,019
Service purchase	0	0	63
Rental fee and others	0	0	0
Electricity metering service fee	0	0	0
Trading fees	0	0	0
Woodchip purchase	0	0	0
Electricity sales and others	0	0	0
Electricity purchase and Others	0	0	0
Outstanding balances for related party transactions [Abstract]
Trade receivables	0	0	0
Trade payables	0	0	0
Non-trade receivables and others	206,916	146,416	12,125
Non-trade payables and others	123	152	218
Accrued interest income	51	1,630	1,147
Derivative assets	20,167	41,368	27,306
Derivative liabilities	20,001	6,531	18,095
Yeongwol Energy Station Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	0	0	373
REC purchase	0	0	4,019
DS POWER Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	0	0	565
Ulleungdo Natural Energy Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Service sales	0	0	292
Service purchase	0	0	63
Korea Development Bank
Disclosure of transactions between related parties [Line Items]
Electricity sales	4,248	3,948	3,524
Dividend paid	17	20	166,876
Interest income	3,461	2,091	4,438
Interest expense	3,872	4,063	₩ 5,043
Outstanding balances for related party transactions [Abstract]
Non-trade receivables and others	206,916	146,416
Non-trade payables and others	123	152
Accrued interest income	51	1,630
Derivative assets	20,167	41,368
Derivative liabilities	₩ 20,001	₩ 6,531